24) Bonds and securities at amortized cost (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Securities:
Brazilian government securities		R$ 98,672,122	R$ 100,390,248
Corporate debt securities		85,334,763	78,125,396
Balance on	[1]	184,006,885	178,515,644
Amortized cost [member]
Securities:
Brazilian government securities		91,884,693	89,114,107
Corporate debt securities		87,739,201	77,804,253
Balance on	[1]	179,623,894	166,918,360
Gross unrealized gains [Member]
Securities:
Brazilian government securities	[2]	6,795,851	11,814,621
Corporate debt securities	[2]	291,387	970,671
Balance on	[2]	7,087,238	12,785,292	[1]
Gross unrealized losses [Member]
Securities:
Brazilian government securities	[2]	(8,422)	(538,480)
Corporate debt securities	[2]	(2,695,825)	(649,528)
Balance on	[2]	R$ (2,704,247)	R$ (1,188,008)	[1]

[1]	In 2020 and 2019, no reclassifications were made of Financial Assets at amortized cost - Bonds and securities for other categories of financial assets;
[2]	Unrealized gains and losses on amortized costs assets have not been recognized in comprehensive income;